Cost of sales (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost Of Sales [Roll Forward]
Beginning balance of goods and finished products, note 8(a)	S/ 21,427	S/ 22,929	S/ 18,951
Beginning balance of work in progress, note 8(a)	107,882	88,349	69,711
Consumption of miscellaneous supplies	232,840	246,033	286,420
Maintenance and third-party services	167,735	172,781	113,042
Depreciation and amortization	109,262	94,726	58,856
Shipping costs	103,928	95,031	106,464
Personnel expenses, note 21(b)	76,523	90,139	67,681
Costs of packaging	32,011	35,924	34,273
Other manufacturing expenses	14,616	19,927	51,637
Ending balance of goods and finished products, note 8(a)	(27,386)	(21,427)	(22,929)
Ending balance of work in progress, note 8(a)	(105,882)	(107,882)	(88,349)
Total cost of sales	S/ 732,956	S/ 736,530	S/ 695,757